Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL ALLOCATION FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000834237
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2018
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018